OTHER BORROWINGS	12 Months Ended
Jun. 30, 2013
OTHER BORROWINGS [Abstract]
OTHER BORROWINGS
14.	OTHER BORROWINGS

Other borrowings include securities sold under agreements to repurchase with securities brokers and Federal Reserve Bank short-term borrowings. These borrowings generally mature within 1 to 90 days from the transaction date and require a collateral pledge. The following tables present information regarding other borrowings as of June 30:

OTHER SHORT-TERM BORROWINGS

	2013	2012
	(Dollars in Thousands)

Ending balance	$-	$-
Average balance during the year	-	90
Maximum month-end balance during the year	-	-
Average interest rate during the year	-%	0.35%
Weighted-average rate at year-end	-%	-%

FEDERAL RESERVE BANK SHORT-TERM BORROWINGS

	2013	2012
	(Dollars in Thousands)

Ending balance	$-	$-
Average balance during the year	-	4
Maximum month-end balance during the year	-	-
Average interest rate during the year	-%	0.75%
Weighted-average rate at year-end	-%	-%